12. Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of notes payable

The following tables set forth the components of the Company’s secured notes payable as of September 30, 2020, and December 31, 2019:

	September 30, 2020	December 31, 2019
Principal value of Promissory Notes	$8,556,920	$8,789,794
Loan discounts	(297,068)	(488,117)
Less: current portion	(1,059,921)	(2,800,559)
Promissory Notes, long term net of discount	$7,199,931	$5,501,118

	December 31, 2019	December 31, 2018
Principal value of Promissory Note	$8,789,794	$7,330,000
Loan discounts	(488,117)	(697,083)
Less: Current portion, net of discount	(1,090,794)	–
Promissory Note, long term net of discount	$7,210,883	$6,632,917